SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

23.     SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The results of operations by quarter for 2011 and 2010 were as follows:

	First	Second	Third	Fourth
Year Ended September 30, 2011	Quarter	Quarter	Quarter	Quarter

Interest income	$17,124,421	$14,817,644	$14,174,594	$14,136,014
Interest expense	3,708,226	3,331,453	3,096,072	2,815,554

Net interest income	13,416,195	11,486,191	11,078,522	11,320,460
Provision for loan losses	4,300,000	3,500,000	4,000,000	3,000,000

Net interest income after loan loss provision	9,116,195	7,986,191	7,078,522	8,320,460

Non-interest income	3,648,171	2,690,864	3,073,936	3,584,834
Non-interest expense	8,301,074	9,208,052	7,885,855	8,889,608

Income before taxes	4,463,292	1,469,003	2,266,603	3,015,686
Income tax expense	1,345,940	402,313	566,349	835,205

Net income	$3,117,352	$1,066,690	$1,700,254	$2,180,481

Income available to common shares	$2,601,425	$550,379	$1,183,558	$1,663,399

Earnings per common share - basic	$0.25	$0.05	$0.11	$0.16
Earnings per common share - diluted	$0.24	$0.05	$0.11	$0.15

Weighted average common shares outstanding - basic	10,507,158	10,532,730	10,558,910	10,574,405
Weighted average common shares outstanding - diluted	10,925,023	10,986,206	11,009,935	10,962,188

	First	Second	Third	Fourth
Year Ended September 30, 2010	Quarter	Quarter	Quarter	Quarter

Interest income	$16,837,055	$16,050,620	$15,917,855	$16,298,660
Interest expense	5,311,566	4,968,670	4,220,269	3,891,888

Net interest income	11,525,489	11,081,950	11,697,586	12,406,772
Provision for loan losses	6,074,000	11,240,000	4,500,000	4,250,000

Net interest income (loss) after loan loss provision	5,451,489	(158,050)	7,197,586	8,156,772

Non-interest income	4,447,467	3,387,367	3,731,478	3,274,166
Non-interest expense	8,182,400	8,420,874	7,342,217	7,990,620

Income (loss) before taxes	1,716,556	(5,191,557)	3,586,847	3,440,318
Income tax expense (benefit)	466,121	(869,669)	409,693	253,232

Net income (loss)	$1,250,435	$(4,321,888)	$3,177,154	$3,187,086

Income (loss) available to common shares	$736,029	$(4,836,673)	$2,661,990	$2,671,541

Earnings (loss) per common share - basic	$0.07	$(0.47)	$0.26	$0.26
Earnings (loss) per common share - diluted	$0.07	$(0.47)	$0.25	$0.27

Weighted average common shares outstanding - basic	10,274,066	10,364,565	10,418,153	10,466,557
Weighted average common shares outstanding - diluted	10,483,880	10,364,565	10,622,155	10,807,056